Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents	22 Cash and cash equivalentsRecognition and measurement
For the purpose of the balance sheet, cash and cash equivalents covers cash on hand, deposits held with banks, and short-term, highly liquid investments (mainly money market funds and reverse repurchase agreements) that are readily convertible into known amounts of cash and which are subject to insignificant risk of changes in value. Bank overdrafts are shown as current liabilities on the balance sheet. For the purposes of the cash flow statement, cash and cash equivalents are shown net of overdrafts.

	Note	2024 US$m	2023 US$m
Cash at bank and in hand		2,330	1,843
Money market funds, reverse repurchase agreements and other cash equivalents		6,165	7,830
Total cash and cash equivalents per consolidated balance sheet		8,495	9,673
Bank overdrafts repayable on demand (unsecured)	20	(11)	(1)
Total cash and cash equivalents per consolidated cash flow statement		8,484	9,672
Restricted cash and cash equivalent analysis
Cash and cash equivalents of US$515 million (2023: US$422 million) are held in countries where there are restrictions on remittances. Of this balance, US$194 million (2023: US$156 million) could be used to repay subsidiaries’ third-party borrowings.
There are also restrictions on a further US$1,150 million (2023: US$553 million) of cash and cash equivalents, the majority of which is held by partially owned subsidiaries and is not available for use in the wider Group due to legal and contractual restrictions currently in place. Of this balance US$157 million (2023: US$129 million) could be used to repay these subsidiaries’ third-party borrowings.
Credit risk related to cash and cash equivalents
Our Treasury team manages credit risk from our investing activities in accordance with a credit risk framework which sets the risk appetite.
We make investments of surplus funds only with approved investment grade (BBB+ and above) counterparties who have been assigned specific credit limits. The limits are set to minimise the concentration of credit risk and therefore mitigate the potential for financial loss through counterparty failure.